UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001795936
Central Index Key Number of sponsor: N/A

                   ReadyCap Lending Small Business Loan Trust 2023-3
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001984670
Central Index Key Number of underwriter (if applicable): N/A

                       Andrew Ahlborn, Authorized Person, (212) 257-4622
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1, Exhibit 99.2 and Exhibit 99.3 for the related information.

Item 3.	Exhibits

99.1
Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 7, 2023 of Deloitte LLP (“DT”), obtained by the securitizer, which report sets forth the findings of DT with respect to certain agreed-upon procedures performed by DT

99.2	Disclosures required by Rule 15Ga-2 regarding Pay Cap History (Situs)

Schedule 1 – Cash Flow
Schedule 2 – Cash Settlement
Schedule 3 – Pay History
Schedule 4 – Pay String
99.3	Disclosures required by Rule 15Ga-2 regarding Pay History (AMC)

Schedule 1 – Executive Summary
Schedule 2 – Servicing Pay History Limited
Schedule 3 – Delinquency Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 14, 2023

READYCAP LENDING SBL DEPOSITOR, LLC
(Depositor)

By:	/s/ Andrew Ahlborn
Name: Andrew Ahlborn
Title: Authorized Person

EXHIBIT INDEX

Exhibit No.	Description

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 7, 2023.

99.2	Disclosures required by Rule 15Ga-2 regarding Pay Cap History (Situs)

Schedule 1 – Cash Flow
Schedule 2 – Cash Settlement
Schedule 3 – Pay History
Schedule 4 – Pay String

99.3	Disclosures required by Rule 15Ga-2 regarding Pay History (AMC)

Schedule 1 – Executive Summary
Schedule 2 – Servicing Pay History Limited
Schedule 3 – Delinquency Summary